UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  028-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

 /s/ Mark McGrath     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $184,051 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103    10326   296643 SH       SOLE                   296643
AMERISTAR CASINOS INC          COM              03070Q101    14738   791066 SH       SOLE                   791066
ASURE SOFTWARE INC             COM              04649U102      534    67734 SH       SOLE                    67734
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1219       10 SH       SOLE                       10
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     7187   375863 SH       SOLE                   375863
CALAMOS ASSET MGMT INC         CL A             12811R104     2974   226848 SH       SOLE                   226848
CISCO SYS INC                  COM              17275R102    10729   507300 SH       SOLE                   507300
GLEACHER & CO INC              COM              377341102      206   151800 SH       SOLE                   151800
GOOGLE INC                     CL A             38259P508    32383    50500 SH       SOLE                    50500
JOHNSON & JOHNSON              COM              478160104    10606   160800 SH       SOLE                   160800
KIT DIGITAL INC                COM NEW          482470200      360    50000 SH       SOLE                    50000
LEAR CORP                      COM NEW          521865204      576    12400 SH       SOLE                    12400
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    13586   711700 SH       SOLE                   711700
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    22604   256430 SH       SOLE                   256430
MICROSOFT CORP                 COM              594918104    26610   825000 SH       SOLE                   825000
NEWS CORP                      CL A             65248E104    21019  1066400 SH       SOLE                  1066400
SYMANTEC CORP                  COM              871503108     1231    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     4741   316061 SH       SOLE                   316061
UNITED PARCEL SERVICE INC      CL B             911312106     2422    30000 SH       SOLE                    30000